Additional Information-Parent Company Only Condensed Financial Information - Condensed statements of operations and comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (330,173)	$ (45,234)	¥ (418,531)	¥ (621,973)
Total operating expenses	(2,661,912)	(364,681)	(3,368,073)	(3,411,803)
Loss from operations	(481,083)	(65,909)	(1,072,225)	(1,603,751)
Other income/(expenses):
Interest income	114,964	15,750	158,671	68,104
Exchange gains	1,013	139	97	71,749
Investment income	65,441	8,965	41,695	70,380
Others, net	42,902	5,878	49,236	5,983
Net loss	(168,967)	(23,149)	(839,528)	(1,578,403)
Net loss
Foreign currency translation adjustments	32,964		45,257	273,310
Total other comprehensive income	32,964	4,516	45,257	273,310
Total comprehensive loss	(138,868)	(19,026)	(798,384)	(1,307,847)
Reportable Legal Entities | Parent Company
Operating expenses:
General and administrative expenses	(41,861)	(5,736)	(45,625)	(79,908)
Total operating expenses	(41,861)	(5,736)	(45,625)	(79,908)
Loss from operations	(41,861)	(5,736)	(45,625)	(79,908)
Other income/(expenses):
Interest income	8,559	1,173	5,105	1,027
Exchange gains	8	1	138	516
Investment income	13	2
Share of loss of subsidiaries	(181,878)	(24,917)	(816,004)	(1,502,792)
Others, net	43,357	5,940	12,745
Net loss	(171,802)	(23,537)	(843,641)	(1,581,157)
Net loss attributable to Zhihu Inc.'s shareholders	(171,802)	(23,537)	(843,641)	(1,581,157)
Net loss
Foreign currency translation adjustments	32,934	4,511	45,257	273,310
Total other comprehensive income	32,934	4,511	45,257	273,310
Total comprehensive loss	(138,868)	(19,026)	(798,384)	(1,307,847)
Comprehensive loss attributable to Zhihu Inc.'s shareholders	¥ (138,868)	$ (19,026)	¥ (798,384)	¥ (1,307,847)